Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Granted in 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 3.41	$ 4.61	$ 4.56
Granted in 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	3.14	4.19	4.17
Granted in 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	3.06	4.11	4.12
Granted in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	4.57	5.77	5.66
Granted in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	6	7.39	0
Granted in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 8.91	$ 0	$ 0